8. WARRANTS (Details) (USD $)	12 Months Ended	6 Months Ended
	Dec. 31, 2011	Jun. 30, 2012 WarrantMember	Jun. 30, 2012 WarrantMember
Class of Warrant or Right [Line Items]
Warrants Beginning Balance	96,123	95,498
Granted		2,755,950
Exercised
Cancelled/Forfeited	(625)
Warrants Ending Balance	95,498	2,851,448
Weighted average remaining contractual life of the outstanding warrants in years - June 30, 2012	10 months 29 days	2 years 8 months 27 days
Exercise Price Beginning Balance	$ 32.8	$ 2.25	$ 33.16
Exercise Price Granted		$ 1.19
Exercise Price Exercised
Exercise Price Cancelled/Forfeited	$ 16
Exercise Price Ending Balance	$ 33.16